Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	March 31, 2024	September 30, 2023
	(Unaudited)
Accounts receivable	$3,303,483	$3,682,126
Less: allowance for credit losses	(124,935)	(395,796)
Accounts receivable, net	$3,178,548	$3,286,330

Schedule of Allowance of Credit Loss	The movement of allowance for credit loss is as follows:
	March 31, 2024	September 30, 2023
	(Unaudited)
Balance at beginning of the year	$395,796	$4,780
Adoption of ASC 326	(395,237)	—
Addition	120,458	404,595
Write-off	—	—
Foreign exchange translation	3,918	(13,579)
Balance at end of the year	$124,935	$395,796